CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Fishermen association claims, Tax assessment relating to the use of certain ICMS tax credits) (Details) - Thyssenkrupp Slab International B.V. & CSA Siderúrgica do Atlântico Ltda. - USD ($)
	Dec. 31, 2023	Dec. 31, 2022	Sep. 07, 2017
Other environment related provision
Disclosure of contingent liabilities [line items]
Other provisions	$ 0	$ 4,500,000	$ 24,500,000
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Other provisions	$ 37,500,000	$ 34,800,000	$ 57,700,000